Cover	9 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	10-12G
Amendment Flag	false
Entity Registrant Name	BTCS Labs Inc.
Entity Central Index Key	0002089189
Entity Tax Identification Number	39-3796133
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	303 W. Lancaster Ave. #135
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
Title of 12(g) Security	Common Stock, $0.001 par value
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false